Average Annual Total Returns - First Trust Multi Income Allocation Portfolio	I 1 Year	I 5 Years	I Since Inception	I Inception Date	II 1 Year	II 5 Years	II Since Inception	Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Broad Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years		Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) Since Inception		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 3000® Index (reflects no deduction for fees, expenses or taxes) Since Inception		Multi Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Multi Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Multi Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception		Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) 1 Year		Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) 5 Years		Asset Class Blended Benchmark (reflects no deduction for fees, expenses or taxes) Since Inception
Total	2.49%	5.72%	4.44%	May 01, 2014	2.74%	5.97%	4.69%	13.58%	[1]	9.06%	[1]	7.75%	[1]	7.51%	[2]	4.44%	[2]	3.84%	[2]	20.89%	[3]	15.43%	[3]	13.08%	[3]	3.49%	[4]	6.12%	[4]	4.45%	[4]	(0.13%)	[5]	5.23%	[5]	3.71%	[5]

[1]	The Broad Blended Benchmark returns are split between the Bloomberg Barclays U.S. Aggregate Bond Index (60%) and the Russell 3000® Index (40%). The Broad Blended Benchmark returns are calculated by using the monthly return of the two indices during each month shown above. At the beginning of each month the two indices are rebalanced to a 60% and 40% ratio, respectively, to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Broad Blended Benchmark for each period shown above.
[2]	The Bloomberg Barclays U.S. Aggregate Bond Index represents the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. Bonds included in the index are U.S. dollar denominated; have a fixed rate coupon; carry an investment-grade rating; have at least one year to final maturity; and meet certain criteria for minimum amount of outstanding par value.
[3]	The Russell 3000® Index is composed of 3,000 large U.S. companies, as determined by market capitalization. This index represents approximately 98% of the investable U.S. equity market. (Bloomberg).
[4]	The Multi Asset Class Blended Benchmark is weighted to include nine indexes: Russell 3000® Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Index (8%), S&P/LSTA Leveraged Loan Index (15%), Bloomberg Barclays U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%). The Multi Asset Class Benchmark returns are calculated by using the monthly return of the nine indices during each period shown above. At the beginning of each month the nine indices are rebalanced to a 15%, 8%, 15%, 15%, 8%, 15%, 8%, 8% and 8% ratio, respectively, to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Multi Asset Class Blended Benchmark for each period shown above.
[5]	The Asset Class Blended Benchmark is weighted to include nine indexes: Dow Jones U.S. Select DividendTM Index (15%), ICE BofA Fixed Rate Preferred Securities Index (8%), Alerian MLP Index (15%), S&P U.S. REIT Index (15%), ICE BofA U.S. High Yield Index (8%), S&P/LSTA Leveraged Loan Index (15%), Bloomberg Barclays U.S. Corporate Investment-Grade Index (8%), ICE BofA U.S. MBS Index (8%), and ICE BofA U.S. Inflation-Linked Treasury Index (8%).The Asset Class Benchmark returns are calculated by using the monthly return of the nine indices during each period shown above. At the beginning of each month the nine indices are rebalanced to a 15%, 8%, 15%, 15%, 8%, 15%, 8%, 8% and 8% ratio, respectively, to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Asset Class Blended Benchmark for each period shown above.